UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-08897

Sparrow Funds

(Exact name of registrant as specified in charter)

211 N. Broadway, Suite 2080  St.Louis   MO  63102

(Address of principal executive offices)(Zip code)

Mutual Shareholder Services, LLC.

8000 Town Centre Drive, Suite 400  Broadview Heights  OH  44147

 (Name and address of agent for service)

Registrant's telephone number, including area code: (314) 725-6161

Date of fiscal year end: August 31

Date of reporting period: February 28, 2014

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

Sparrow Growth Fund

Semi-Annual Report

February 28, 2014

 (Unaudited)

Fund Advisor:

Sparrow Capital Management, Inc.

211 N. Broadway, Suite 2080

St. Louis, Missouri 63102

Toll Free: (888) 727-3301

SPARROW GROWTH FUND

PORTFOLIO ILLUSTRATION

FEBRUARY 28, 2014 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

Per the fee table in the December 31, 2013 prospectus, the Fund’s total annual operating expense ratio was 2.41%, 2.92%, and 2.17% for Class A, Class C, and No-Load Class shares, respectively.  Class A shares are subject to a maximum sales charge of 5.75% imposed on the purchases, and a maximum contingent deferred sales charge of 1.00% on redemptions made within 18 months of their purchases (only on purchases of $1 million or more).

Sectors are categorized using Morningstar® classifications.

SPARROW GROWTH FUND

SCHEDULE OF INVESTMENTS

FEBRUARY 28, 2014 (UNAUDITED)

Shares		Fair Value

COMMON STOCKS - 98.20%

Abrasive Asbestos & Misc. Nonmetallic Minerals - 1.12%
3,300	Owens Corning *	$ 151,008

Air Transportation - 0.98%
2,450	Air Methods Corp. *	132,349

Aircraft Part & Auxiliary Equipment - 1.09%
2,200	Astronics Corp. *	147,180

Apparel Stores - 0.94%
1,830	G-III Apparel Group, Ltd.	127,167

Auto Parts Stores - 0.88%
9,200	Federal Signal Corp. *	118,220

Beverages - 2.24%
650	Boston Beer Co., Inc. Class A *	153,888
1,830	Constellation Brands Inc. Class A *	148,285
		302,172
Biological Products - 1.71%
2,700	Catamaran Corp. *	121,716
320	Biogen Idec Inc. *	109,018
		230,734
Biotechnology - 1.85%
1,050	Alexion Pharmaceuticals, Inc. *	185,640
775	Gilead Sciences, Inc. *	64,162
		249,802
Cable & Other Pay Television Services - 1.01%
1,800	AMC Networks Inc. *	136,836

Carpet & Rugs - 1.36%
1,025	Mohawk Industries, Inc. *	145,068
2,600	The Dixie Group, Inc. *	39,000
		184,068
Cement - 1.19%
1,820	Eagle Materials, Inc.	160,888

Commodity, Contracts, Brokers & Dealer - 0.92%
7,975	Wisdom Tree Investments, Inc. *	124,250

* Non-income producing securities during the period.

The accompanying notes are an integral part of these financial statements.

SPARROW GROWTH FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 28, 2014 (UNAUDITED)

Shares		Fair Value

Communication Equipment - 0.98%
4,600	Arris Group, Inc. *	$ 132,020

Computer Peripheral Equipment - 0.24%
2,675	Immersion Corp. *	31,966

Construction Special Trades Contractors - 1.80%
8,400	Furmanite Corp. *	99,456
1,700	Chicago Bridge & Iron Co. N.V. (Netherlands)	143,123
		242,579
Consumer Goods - 0.80%
1,700	Sturm Ruger & Co.	108,358

Crude Petroleum & Natural Gas - 11.01%
4,100	Linn Energy, LLC	130,667
2,725	Cabot Oil & Gas Corp. Class A	95,375
6,900	Matadoe Resources Co. *	167,394
2,185	Oasis Petroleum Inc.*	95,200
6,120	Approach Resources, Inc *	136,292
2,500	Bonanza Creek Energy, Inc. *	124,925
1,330	Continental Resources, Inc. *	158,962
1,500	SM Energy Co. *	110,625
4,700	Sanchez Energy Corp. *	140,013
2,300	Gulfport energy Corp. Class A *	152,145
2,700	Diamondback Energy, Inc. *	173,691
		1,485,289
Drilling Oil & Gas Wells - 0.69%
3,000	Noble Corp.	93,150

Electromedical & Electrotherapeutic - 1.10%
4,810	Cynosure, Inc. Class A *	148,052

Electronic Components & Accessories - 0.88%
3,425	Universal Display Corp. *	118,300

Electronic Connectors - 0.98%
3,915	Methode Electronics, Inc.	132,719

Engines & Turbines - 0.87%
2,150	Dresser-Rand Group Inc. *	116,810

* Non-income producing securities during the period.

The accompanying notes are an integral part of these financial statements.

SPARROW GROWTH FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 28, 2014 (UNAUDITED)

Shares		Fair Value

Entertainment - Diversified - 1.25%
125	Priceline.com, Inc. *	$ 168,605

Financial Services - 0.88%
11,500	GAIN Capital Holdings, Inc.	118,680

Fire, Marine & Casualty Insurance - 1.96%
4,570	Employers Holdings, Inc.	89,892
4,100	Greenlight Capital Re, Ltd. Class A (Caymen Islands) *	128,945
3,500	United Insurance Holdings Corp.	45,710
		264,547
Food & Kindred Products - 0.79%
7,100	Boulder Brands, Inc. *	106,784

Footwear (No Rubber) - 1.15%
4,620	Sketchers USA, Inc. *	155,833

Hotels & Motels - 2.24%
3,700	Melco Crown Entertainment Ltd. ADR (Hong Kong) *	158,804
5,900	Pinnacle Enterainment Inc. *	143,370
		302,174
Independent Oil & Gas - 0.26%
1,600	Encore Acquisition Co. *	34,448

Investment Advice - 0.99%
725	Fortress Investment Group, LLC. Class A *	134,241

Leather & Leather Products - 1.13%
1,550	Michael Kors Holdings Ltd. (Hong Kong) *	151,947

Meat Products - 1.20%
2,100	Sanderson Farms Inc.	161,364

Media & Entertainment - 1.24%
375	Netflix, Inc. *	167,111

Mortgage Bankers & Loan Correspondents - 0.76%
2,730	Ocwen Financial Corp. *	102,211

Motor Homes - 0.98%
4,950	Winnebago Industries, Inc. *	131,967

* Non-income producing securities during the period.

ADR - American Depository Receipt

The accompanying notes are an integral part of these financial statements.

SPARROW GROWTH FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 28, 2014 (UNAUDITED)

Shares		Fair Value

Motor Vehicle Parts & Accessories -1.76%
6,900	American Axle & Manufacturing Holdings, Inc. *	$ 133,377
3,725	LKQ Corp. *	103,890
		237,267
National Commercial Banks - 0.52%
1,615	PacWest Bancorp	70,091

Natural Gas Distribution - 1.21%
1,600	EQT Corp.	163,664

Oil & Gas Filled Machinery & Equipment - 0.88%
2,500	Gulfmark Offshore, Inc	118,600

Operative Builders - 4.08%
5,055	M/I Homes, Inc. *	125,870
2,800	Meritage Homes Corp. *	134,988
7,500	KB Homes	153,000
3,500	Toll Brothers Inc. *	136,535
		550,393
Paper Mills - 1.22%
5,200	KapStone Paper & Packaging Corp. *	165,308

Personal Products - 0.70%
1,125	Nu Skin Enterprises, Inc. Class A	93,960

Pharmaceutical Preparations - 7.02%
2,050	Questcor Pharmaceuticals, Inc.	124,538
3,045	Cambrex Corp. *	61,113
185	Regeneron Pharmaceuticals *	61,513
2,300	INSYS Therapeutics Inc. *	154,744
3,400	Lannett Company, Inc. *	145,826
2,200	Ligand Pharmaceuticals Inc. Class B *	153,450
3,985	Akorn, Inc. *	102,893
1,330	Salix Pharmaceutials Ltd. *	143,533
		947,609
Poultry Slaughtering & Processing - 0.82%
2,800	Tyson Foods Inc.	110,460

Prepackaged Software - 0.76%
1,500	Sina Corp. (China)	102,495

* Non-income producing securities during the period.

The accompanying notes are an integral part of these financial statements.

SPARROW GROWTH FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 28, 2014 (UNAUDITED)

Shares		Fair Value

Radio & TV Broadcasting & Communications - 1.13%
3,100	Ubiquiti Networks, Inc. *	$ 153,171

Recreation Vehicles - 1.06%
1,070	Polaris Industries, Inc.	143,412

Refrigeration & Service Industry Machine - 0.82%
375	Middleby Corp. *	111,210

Resorts & Casinos - 1.27%
6,200	MGM Resorts International *	170,810

Retail - Catalog & Mail-Order Houses - 1.56%
1,600	Vipshop Holdings Ltd. ADR (China) *	210,112

Retail - Lumber & other Building Materials - 0.87%
1,100	Lumber Liquidators Holdings, Inc. *	118,008

Retail Stores - 1.01%
375	Amazon.com, Inc. *	135,788

Retail- Radio TV & Other Consumer Electronics - 0.53%
1,995	Conns Inc. *	71,421

Sawmills, Planning Mills, General - 0.99%
2,400	Univeral Forest Products Inc.	133,752

Semiconductors & Related Devices - 3.14%
6,500	Finisar Corp. *	154,050
5,900	Micron Technology Inc. *	142,721
9,600	Ultra Clean Holdings Inc. *	126,336
		423,107
Services - Business Services, NEC - 1.51%
3,300	Bankrate, Inc. *	66,429
3,285	Envestnet, Inc. *	137,444
		203,873
Services - Computer Processing & Data Prep - 2.34%
4,600	LifeLock, Inc. *	91,586
3,545	Blucora, Inc. *	68,206
2,065	YY Inc. ADR (China) *	155,474
		315,266

* Non-income producing securities during the period.

ADR - American Depository Receipt

The accompanying notes are an integral part of these financial statements.

SPARROW GROWTH FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 28, 2014 (UNAUDITED)

Shares		Fair Value

Services - Computer Programming Services - 1.03%
1,270	Qihoo 360 Technology Co. Ltd. ADR (China)*	$ 139,217

Services - Computer Programming, Data Proc - 1.77%
4,000	Autobytel Inc. *	63,040
2,560	Facebook Inc. Class A *	175,259
		238,299
Services - Miscellaneous Business Services - 0.66%
900	Altisource Portfolio Solutions S.A. (Luxembourg) *	88,542

Services - Prepackaged Software - 1.60%
2,195	Cogent Communications Group Inc. *	84,156
2,200	ACI Worldwide, Inc. *	132,066
		216,222
Services - Specialty Outpatient Facilities - 0.99%
2,690	Acadia Healthcare Company, Inc. *	132,994

Special Industry Machinery - 0.92%
2,400	Lam Research Corp. *	124,152

State Commercial Banks - 1.89%
2,200	First Financial Holdings, Inc.	134,728
3,600	Home Bancshares, Inc.	120,816
		255,544
Television Broadcasting Stations - 1.54%
2,375	Nexstar Broadcasting Group, Inc. Class A	101,365
3,600	Sinclair Broadcast Group Inc. Class A	106,632
		207,997
Textile - Apparel Footwear & Accessories - 0.83%
1,500	Deckers Outdoor Corp. *	111,525

Water Transportation - 1.86%
3,570	Norwegian Cruise Line Holdings Ltd. *	122,344
6,100	GasLog Ltd. (Monaco)	128,466
		250,810
Wholesale - Petroleum & Petroleum Products - 0.44%
1,100	Macquarie Infrastructure Co., LLC	59,598

TOTAL FOR COMMON STOCKS (Cost $11,729,254) - 98.20%		13,248,504

* Non-income producing securities during the period.

ADR - American Depository Receipt

The accompanying notes are an integral part of these financial statements.

SPARROW GROWTH FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 28, 2014 (UNAUDITED)

Shares		Fair Value

REAL ESTATE INVESTMENTS TRUSTS - 1.84%
6,375	Retail Opportunity Investments Corp.	$ 94,541
4,800	Ares Commercial Real Estate Corp.	65,232
3,900	Colony Financial, Inc.	88,062
TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $237,575) - 1.84%		247,835

TOTAL INVESTMENTS (Cost $11,966,289) - 100.04%		13,496,339

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.04)%		(5,094)

NET ASSETS - 100.00%		$ 13,491,245

The accompanying notes are an integral part of these financial statements.

SPARROW GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES

FEBRUARY 28, 2014 (UNAUDITED)

Assets:
Investments in Securities, at Fair Value (Cost $11,966,829)	$ 13,496,339
Receivables:
Dividends and Interest	2,586
Shareholder Subscriptions	40,000
Prepaid Expenses	10,804
Total Assets	13,549,729
Liabilities:
Payables:
Shareholder Redemptions	400
Due to Advisor	10,015
Due to Custodian	26,978
Distribution Fees	3,551
Trustee Fees	849
Other Accrued Expenses	16,691
Total Liabilities	58,484
Net Assets	$ 13,491,245

Net Assets Consist of:
Paid In Capital	$ 11,557,185
Accumulated Net Investment Loss	(188,022)
Accumulated Realized Gain on Investments	592,572
Unrealized Appreciation in Value of Investments	1,529,510
Net Assets	$ 13,491,245

Class A:

Net Assets	$ 11,401,740

Shares outstanding (unlimited number of shares authorized with no par value)	592,453

Net Asset Value	$ 19.24

Offering Price Per Share ($19.24/ 94.25%) (Note 2)	$ 20.41

Short-term Redemption Price Per Share ($19.24 x 0.99) *	$ 19.05

Class C:

Net Assets	$ 387,878

Shares outstanding (unlimited number of shares authorized with no par value)	20,759

Net Asset Value, Redemption Price and Offering Price Per Share	$ 18.68

No Load Class:

Net Assets	$ 1,701,628

Shares outstanding (unlimited number of shares authorized with no par value)	91,917

Net Asset Value, Redemption Price and Offering Price Per Share	$ 18.51

* The Fund charges a 1.00% contingent deferred sales charge ("CDSC") on certain Class A shares redeemed within 18 months of purchase if the shares were purchased without an initial sales charge because they were purchases of $1 million or more or purchases by qualified retirement plans with at least 200 eligible employees. See Note 2 for further analysis.

The accompanying notes are an integral part of these financial statements.

SPARROW GROWTH FUND

STATEMENT OF OPERATIONS

For the Six Months Ended February 28, 2014 (UNAUDITED)

Investment Income:
Dividends (Net of foreign taxes withheld $110)	$ 31,156
Interest	3
Total Investment Income	31,159

Expenses:
Advisory Fees (Note 4)	62,411
Distribution and/or Service (12b-1) Fees (Class A - $26,870;	30,343
Class C - $1,740; No Load Class - $1,733)
Chief Compliance Officer Fees	199
Transfer Agent Fees	4,577
Legal Fees	4,408
Accounting Fees	9,948
Audit Fees	7,315
Insurance Fees	338
Custody Fees	7,865
Miscellaneous Fees	5,376
Registration Fees	7,157
Trustee Fees	1,289
Printing and Mailing Fees	1,515
Total Expenses	142,741

Net Investment Loss	(111,582)

Realized and Unrealized Gain on Investments:
Net Realized Gain on Investments	1,882,118
Net Change in Unrealized Appreciation on Investments	124,371
Net Realized and Unrealized Gain on Investments	2,006,489

Net Increase in Net Assets Resulting from Operations	$ 1,894,907

The accompanying notes are an integral part of these financial statements.

SPARROW GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited)
	Six Months
	Ended	Year Ended
	2/28/2014	8/31/2013
Increase in Net Assets From Operations:
Net Investment Loss	$ (111,582)	$ (66,573)
Net Realized Gain on Investments	1,882,118	2,078,861
Net Change in Unrealized Appreciation (Depreciation) on Investments	124,371	(145,914)
Net Increase in Net Assets Resulting from Operations	1,894,907	1,866,374

Distributions to Shareholders from:
Realized Gains
Class A	(612,844)	-
Class C	(20,836)	-
No Load Class	(81,547)	-
Net Change in Net Assets from Distributions	(715,227)	-

Capital Share Transactions:
Proceeds from Sale of Shares
Class A	1,966,348	2,262,964
Class C	28,195	54,000
No Load Class	343,250	300,649
Reinvestment of Shares
Class A	598,171	-
Class C	20,836	-
No Load Class	81,547	-
Cost of Shares Redeemed
Class A	(1,815,849)	(6,128,058)
Class C	-	(4,993)
No Load Class	(17,070)	(60,191)
Net Increase (Decrease) from Shareholder Activity	1,205,428	(3,575,629)

Net Assets:
Net Increase (Decrease) in Net Assets	2,385,108	(1,709,255)
Beginning of Period	11,106,137	12,815,392
End of Period (Including Accumulated Undistributed Net
Investment Loss of $(188,022) and $(76,440), respectively)	$ 13,491,245	$ 11,106,137

Share Transactions:
Shares Sold
Class A	103,404	135,338
Class C	1,516	3,272
No Load Class	18,823	19,417
Reinvestment of Shares
Class A	31,733	-
Class C	1,138	-
No Load Class	4,498	-
Shares Redeemed
Class A	(95,772)	(399,986)
Class C	-	(323)
No Load Class	(951)	(4,071)
Net Increase (Decrease) in Shares	64,389	(246,353)

The accompanying notes are an integral part of these financial statements.

SPARROW GROWTH FUND - CLASS A

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period.

	(Unaudited) Six months Ended 2/28/2014	Years Ended
		8/31/ 2013	8/31/ 2012	8/31/ 2011	8/31/ 2010	8/31/ 2009

Net Asset Value, at Beginning of Year	$ 17.42	$ 14.49	$ 13.03	$ 10.27	$ 10.03	$ 14.61

Income From Investment Operations:
Net Investment Income (Loss) (a)	(0.17)	(0.09)	(0.21)	(0.18)	0.03	0.02
Net Gain (Loss) on Securities (Realized and Unrealized)	3.08	3.02	1.67	2.98	0.23	(4.60)
Total from Investment Operations	2.91	2.93	1.46	2.80	0.26	(4.58)

Distributions:
Net Investment Income	-	-	-	(0.03)	(0.02)	-
Realized Gains	(1.09)	-	-	-	-	-
Return of Capital	-	-	-	(0.01)	-	-
Total from Distributions	(1.09)	-	-	(0.04)	(0.02)	-

Net Asset Value, at End of Year	$ 19.24	$ 17.42	$ 14.49	$ 13.03	$ 10.27	$ 10.03

Total Return (b)	16.81% (e)	20.22%	11.20%	27.25%	2.63%	(31.35)%

Ratios/Supplemental Data:
Net Assets at End of Year (Thousands)	$ 11,402	$ 9,632	$ 11,846	$ 6,470	$ 4,923	$ 5,812
Before Waivers & Reimbursements
Ratio of Expenses to Average Net Assets	2.30% (d)	2.41%	2.61%	2.68%	2.72%	2.99%
Ratio of Net Investment Income (Loss) to Average Net Assets	(1.80)% (d)	(0.61)%	(1.52)%	(1.79)%	(0.69)%	(0.92)%
After Waivers & Reimbursements
Ratio of Expenses to Average Net Assets	2.30% (d)	2.41%	2.61%	2.28%	1.75%	1.84%
Ratio of Net Investment Income (Loss) to Average Net Assets	(1.80)% (d)	(0.61)%	(1.52)%	(1.40)%	0.29%	0.23%
Portfolio Turnover (c)	124.90% (e)	234.17%	149.36%	168.72%	129.93%	131.44%

(a) Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.

(b) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return does not reflect load.

(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes.

(d) Annualized

(e) Not Annualized

The accompanying notes are an integral part of these financial statements.

SPARROW GROWTH FUND - CLASS C

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period.

	(Unaudited) Six Months Ended 2/28/2014	Year Ended 8/31/2013	For the Period Ended (e) 8/31/2012

Net Asset Value, at Beginning of Period	$ 16.97	$ 14.19	$ 13.01

Income From Investment Operations:
Net Investment Loss (a)	(0.20)	(0.19)	(0.18)
Net Gain on Securities (Realized and Unrealized)	3.00	2.97	1.36
Total from Investment Operations	2.80	2.78	1.18

Distributions:
Net Investment Income	-	-	-
Realized Gains	(1.09)	-	-
Total from Distributions	(1.09)	-	-

Net Asset Value, at End of Period	$ 18.68	$ 16.97	$ 14.19

Total Return (b)	16.61% (f)	19.59%	9.07% (f)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 388	$ 307	$ 215

Ratio of Expenses to Average Net Assets	2.71%(d)	2.92%	3.19%(d)
Ratio of Net Investment Income (Loss) to Average Net Assets	(2.21)%(d)	(1.22)%	(1.97)%(d)

Portfolio Turnover (c)	124.90% (f)	234.17%	149.36% (f)

(a) Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.

(b) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes.

(d) Annualized

(e) Class C shares commenced investment operations on January 5, 2012.

(f) Not annualized

The accompanying notes are an integral part of these financial statements.

SPARROW GROWTH FUND - NO LOAD CLASS

(FORMERLY CLASS C)

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period.

	(Unaudited) Six Months Ended 2/28/2014	Years Ended
		8/31/ 2013	8/31/ 2012	8/31/ 2011	8/31/ 2010	8/31/ 2009

Net Asset Value, at Beginning of Year	$ 16.77	$ 13.92	$ 12.48	$ 9.87	$ 9.64	$ 13.95

Income From Investment Operations:
Net Investment Income (Loss) (a)	(0.14)	(0.07)	(0.17)	(0.13)	0.03	0.04
Net Gain (Loss) on Securities (Realized and Unrealized)	1.88	2.92	1.61	2.84	0.23	(4.35)
Total from Investment Operations	1.74	2.85	1.44	2.71	0.26	(4.31)

Distributions:
Net Investment Income	-	-	-	(0.08)	(0.03)	-
Realized Gains	(1.09)	-	-	-	-	-
Return of Capital	-	-	-	(0.02)	-	-
Total from Distributions	(1.09)	-	-	(0.10)	(0.03)	-

Net Asset Value, at End of Year	$ 18.51	$ 16.77	$ 13.92	$ 12.48	$ 9.87	$ 9.64

Total Return (b)	16.99% (e)	20.47%	11.54%	27.51%	2.71%	(30.90)%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 1,702	$ 1,166	$ 754	$ 645	$ 757	$ 456
Before Waivers & Reimbursements
Ratio of Expenses to Average Net Assets	2.08% (d)	2.17%	2.35%	2.55%	2.46%	2.83%
Ratio of Net Investment Income (Loss) to Average Net Assets	(1.59)% (d)	(0.49)%	(1.29)%	(1.56)%	(0.42)%	(0.77)%
After Waivers & Reimbursements
Ratio of Expenses to Average Net Assets	2.08% (d)	2.17%	2.35%	2.03%	1.50%	1.67%
Ratio of Net Investment Income (Loss) to Average Net Assets	(1.59)% (d)	(0.49)%	(1.29)%	(1.05)%	0.54%	0.39%
Portfolio Turnover (c)	124.90% (e)	234.17%	149.36%	168.72%	129.93%	131.44%

(a) Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.

(b) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes.

(d) Annualized.

(e) Not Annualized.

The accompanying notes are an integral part of these financial statements.

SPARROW GROWTH FUND

NOTES TO FINANCIAL STATEMENTS

FEBRUARY 28, 2014 (UNAUDITED)

NOTE 1. ORGANIZATION

The Sparrow Growth Fund (the “Fund”) was organized as a series of the Sparrow Funds (the “Trust”) on July 14, 1998, and commenced operations on October 4, 1998. The Trust is an open-end diversified investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated July 14, 1998 (the “Trust Agreement”). The Fund’s investment objective is to provide long-term capital appreciation. The Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series. The Board has authorized three classes of shares: Class A shares, Class C shares, and No Load Class shares. Each class is subject to different expenses and a different sales charge structure. The investment advisor to the Fund is Sparrow Capital Management, Inc. (the “Advisor”).

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the U.S. (“GAAP”).

Security Valuations - All investments in securities are recorded at their estimated fair value, as described in Note 3.

Federal Income Taxes - The Fund’s policy is to continue to comply with requirements of Subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income as dividends to its shareholders. Therefore, no federal income tax provision is required. It is the Fund’s policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. This Internal Revenue Code requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Fund’s policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains. Federal income tax capital loss carryforwards generated in prior years will be used to offset a portion of current year’s realized gains.

The Fund recognizes the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. As of and during the six months ended February 28, 2014, management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2010-2012), or expected to be taken in the Fund’s 2013 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal and certain State tax authorities. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations.  As of and during the six months ended February 28, 2014, the Fund did not incur any interest or penalties.

SPARROW GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 28, 2014 (UNAUDITED)

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date. The first-in first-out (FIFO) method is used for determining gains or losses for financial statement and income tax purposes. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Dividends and Distributions - The Fund typically distributes to its shareholders as dividends substantially all of its net investment income and taxable capital gains at least annually. These distributions, which are recorded on the ex-dividend date, are automatically reinvested in the Fund unless a shareholder requests cash distributions on the shareholder’s application or through a written request. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense, or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes.  During the six months ended February 28, 2014, the Fund did not make any reclassifications.

Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Sales Charges - With respect to Class A shares, there is a 5.75% maximum initial sales charge, except on purchases of $1 million or more, or on purchases by qualified retirement plans with at least 200 eligible employees. However, shares that are exempt from the initial sales charge will be subject to a contingent deferred sales charge (“CDSC”) of 1%, based on the lower of the shares’ cost or current net asset value (“NAV”), if the shares are redeemed within eighteen months of purchase. Effective October 1, 2008, the Fund’s Class C shares were reclassified as No Load Class shares and the fee structure was changed. With respect to No Load Class shares, there is no

SPARROW GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 28, 2014 (UNAUDITED)

initial sales charge or CDSC. Effective January 5, 2012, the Fund opened a new Class C of shares. There are no CDSC or redemption fees associated with Class C shares.

Allocation of Income and Expenses, Realized and Unrealized Gains and Losses – Income, realized gains and losses, unrealized appreciation and depreciation, and Fund-wide expenses are allocated on a daily basis to each class of shares based upon their relative net assets. Class-specific expenses are charged directly to the respective share class.

NOTE 3. SECURITIES VALUATIONS

As described in Note 2, all investments in securities are recorded at their estimated fair value. The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination

SPARROW GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 28, 2014 (UNAUDITED)

of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements - A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stocks, including ADRs) - Equity securities are generally valued by using market quotations furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are valued by the pricing service at the NASDAQ Official Closing Price.  Generally, if the security is traded in an active market and is valued at the last sale price in an active market, the security is categorized as Level 1 within the fair value hierarchy.  When the security position is not considered to be part of an active market, or when the security is valued at the bid price, the position is generally categorized as Level 2 in the fair value hierarchy.  When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued at fair value as determined by the Advisor in good faith, in accordance with guidelines adopted by and subject to review of the Board of Trustees and are categorized as Level 3 within the fair value hierarchy. Manually priced securities held by the Fund (if any) are reviewed by the Board of Trustees on a quarterly basis.

Money market mutual funds are generally priced at the ending NAV provided by the service agent of the Fund.  These securities are categorized as Level 1 within the fair value hierarchy.

SPARROW GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 28, 2014 (UNAUDITED)

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of February 28, 2014:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock (including ADR’s)	$13,248,504	$0	$0	$13,248,504
Real Estate Investment Trusts	247,835	0	0	247,835
Total	$13,496,339	$0	$0	$13,496,339

The Fund did not hold any Level 2 or Level 3 assets during the six months ended February 28, 2014. For more detail on the investments in common stocks please refer to the Schedule of Investments.  The Fund did not hold any derivative instruments at any time during the six months ended February 28, 2014. There were no transfers into or out of Level 1 or Level 2 during the six months ended February 28, 2014. The Fund considers transfers into or out of Level 1 and Level 2 as of the end of the reporting period.

NOTE 4. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund retains the Advisor to manage the Fund’s investments. The President of the Advisor is also a Trustee of the Trust.

Under the terms of the management agreement between the Advisor and the Trust with respect to the Fund (the “Agreement”), the Advisor manages the Fund’s investments. The Fund pays the Advisor a management fee at the annual rate of 1.00% of the Fund’s average daily net assets. The Fund pays all of its operating expenses.  From October 1, 2008 through December 31, 2010, the Advisor contractually agreed to waive its management fee and/or to reimburse certain operating expenses to the extent necessary to maintain the Fund’s total annual operating expenses, excluding interest, brokerage fees and commissions, taxes, 12b-1 fees, extraordinary litigation expenses, any indirect expenses (such as fees and expenses incurred by other investment companies in which the Fund may invest), and certain expenses incurred in connection with the closing of the Fund or the class at 1.25% of the average daily net assets for each class. Each fee waiver and expense reimbursement by the Advisor for the Fund is subject to repayment by the Fund within the three fiscal years following the fiscal year in which the expense was incurred, provided that the Fund is able to make the repayment without exceeding the 1.25% expense limitation. For the six months ended February 28, 2014, the Advisor earned fees of $62,411 from the Fund. As of February 28, 2014, the Fund owed $10,015

SPARROW GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 28, 2014 (UNAUDITED)

to the Advisor.  The Advisor has not recouped any previously waived fees through August 31, 2013.  At August 31, 2013, the amount subject to future recoupment is as follows:

Fiscal Year Ended	Recoverable Through	Amount
August 31, 2011	August 31, 2014	$27,562

Rafferty Capital Markets, LLC (the “Distributor”) acts as the principal distributor of the Fund’s shares. The Fund has adopted Distribution Plans (the “Plans”) pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended.

Under the Plans, the Fund pays an annual fee of 0.50% of the average daily net assets of the Fund invested in Class A shares and 1.00% of the average daily net assets of the Fund invested in Class C shares to help defray the cost of distributing shares.  The 12b-1 fees are used by the Distributor to compensate qualifying financial institutions (such as banks, brokers-dealers and other industry professionals) who sell shares and provide distribution-related and other services to the Fund's shareholders to the extent these institutions are allowed to do so by applicable statutes, rules or regulations.  The Fund may also pay no more than 0.25% of these amounts directly to the Advisor, to be used by the Advisor to compensate any entity, including registered broker-dealers, custodians, investment advisers, financial planners, 401(k) administrators, etc, that perform certain administrative or other servicing functions for the Fund’s shareholders.

Under the No-Load Class Plan, the Fund pays the Advisor an annual fee of 0.25% of the average daily net assets of the Fund invested in No-Load Class shares to help defray the cost of servicing the No-Load Class shares. The Advisor will use these fees to compensate with a “service fee,” any entities that perform certain administrative or other servicing functions for the Fund’s No-Load Class shares, including registered broker-dealers, custodians, mutual fund platform sponsors, investment advisers, financial planners, 401(k) administrators, etc.

The Plans are compensation plans, which mean that compensation is provided irrespective of actual 12b-1 fees incurred. For the six months ended February 28, 2014, Class A incurred 12b-1 expenses of $26,870, Class C incurred 12b-1 expenses of $1,740, and No Load Class incurred 12b-1 expenses of $1,733.

SPARROW GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 28, 2014 (UNAUDITED)

NOTE 5. INVESTMENT TRANSACTIONS

For the six months ended February 28, 2014, purchases and sales of investment securities, other than short-term investments, were as follows:

Purchases

Investment Securities                          $ 16,157,650

Sales

Investment Securities                          $ 15,795,751

NOTE 6. TAX MATTERS

At August 31, 2013, the aggregate cost of securities for federal income tax purposes was $9,730,929.

As of August 31, 2013, the net unrealized appreciation of investments for tax purposes was as follows:

Gross Appreciation                              $  1,607,292

Gross (Depreciation)                               (217,393)

Net Appreciation on Investments *      $  1,389,899

The tax character of distributions paid during the six months ended February 28, 2014, and the year ended August 31, 2013, were as follows:

	February 28, 2014	August 31, 2013
Distributions paid from:
Ordinary Income	$ -	$ -
Capital Gains	715,227	-
Total	$715,227	$ -

The Fund paid a long-term capital gain distribution of $1.0866 per share, on December 23, 2013.

SPARROW GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 28, 2014 (UNAUDITED)

As of August 31, 2013, the components of distributable earnings on a tax basis were as follows:

Capital Loss Carryforward                                                   $      (559,079)

Accumulated Net Investment Loss                                                 (76,440)

Net Unrealized Appreciation *                                                      1,389,899

                                                                                             $     754,380

* Differences between financial reporting basis and tax-basis are primarily attributable to wash sales which amounted to $15,240.

NOTE 7. CAPITAL LOSS CARRYFORWARD

Under the Regulated Investment Company Act of 2010 (the “Act”), funds are permitted to carryforward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period of time. The short-term and long-term characters of such losses are retained rather than being treated as short-term as under previous law. Pre-enactment losses are eligible to be carried forward for a maximum period of eight years. Pursuant to the Act, post-enactment capital loss carryforwards must be utilized before pre-enactment losses and therefore pre-enactment losses may be more likely to expire unused. The Fund’s capital loss carryforward amounts as of August 31, 2013, are as follows:

Capital Loss Carryforward	Amount
Expiring August 31, 2018	$ 559,079
Total	$ 559,079

To the extent that the capital loss carryforwards are used to offset future realized capital gains, it is probable that the amount, which is offset, will not be distributed.

NOTE 8. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of February 28, 2014, TD Ameritrade, Inc. owned, for the benefit of its customers, 28.81% of the outstanding shares of the Fund.

SPARROW GROWTH FUND

EXPENSE ILLUSTRATION

FEBRUARY 28, 2014 (UNAUDITED)

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, September 1, 2013 through February 28, 2014.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads).  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative cost of owning different funds.  In addition, if these transactional costs were included, your cost could have been higher.

SPARROW GROWTH FUND

EXPENSE ILLUSTRATION (CONTINUED)

FEBRUARY 28, 2014 (UNAUDITED)

Class A	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	September 1, 2013	February 28, 2014	September 1, 2013 to February 28, 2014

Actual	$1,000.00	$1,168.14	$12.36
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,013.39	$11.48

*Expenses are equal to the Fund’s annualized expense ratio of 2.30% for Class A, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Class C	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	September 1, 2013	February 28, 2014	September 1, 2013 to February 28, 2014

Actual	$1,000.00	$1,166.09	$14.55
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,011.36	$13.51

*Expenses are equal to the Fund’s annualized expense ratio of 2.71% for the Class C, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

No Load Class	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	September 1, 2013	February 28, 2014	September 1, 2013 to February 28, 2014

Actual	$1,000.00	$1,169.91	$11.19
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,014.48	$10.39

*Expenses are equal to the Fund’s annualized expense ratio of 2.08% for the No Load Class, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

SPARROW GROWTH FUND

ADDITIONAL INFORMATION

FEBRUARY 28, 2014 (UNAUDITED)

Proxy Voting - A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the most recent 12 month period ending June 30, are available without charge upon request by (1) calling the Fund at (888) 727-3301 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

Portfolio Holdings - The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Fund’s first and third fiscal quarters end on November 30 and May 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The Fund’s Forms N-Q are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at 1-888-727-3301.

SPARROW GROWTH FUND

ADDITIONAL INFORMATION (CONTINUED)

FEBRUARY 28, 2014 (UNAUDITED)

Trustees & Officers of the Trust

The following table provides information regarding each Trustee who is an “interested person” of the Trust as defined in the Investment Company Act of 1940, as amended, and each officer of the Trust.

Name, Address*, and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past 5 Years
Gerald R. Sparrow** Age: 54	Trustee, President, Secretary, Treasurer, Chief Compliance Officer	Indefinite Term; Since inception.	Director and President of Sparrow Capital Management, Inc.; Former President of Buford Dickson Harper Sparrow, an advisory company from 1995 to March 2004; General partner of Sparrow Fund L.P., an advisory company.	1	None

*     Address of each officer is 211 N. Broadway, Suite 2080, St. Louis, MO 63102.

**   Mr. Sparrow is an “interested” person because he is the President of the Advisor.

The following table provides information regarding each Trustee who is not an “interested person” of the Trust, as defined in the Investment Company Act of 1940, as amended.

Name, Address*, and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past 5 Years
Richard N. Priest Age: 82	Independent Trustee	Indefinite Term; since 2003.	Vice President (Retired) of the New York Stock Exchange.	1	South Side Day Nursery; Missouri Bar Association Advisory Committee
Donald D. Woodruff Age: 57	Independent Trustee	Indefinite Term; Since inception.	President of Robinson, Inc. a retail (sales of hearing aids) company from June 1992 through present.	1	None

* Address of each Trustee is 211 N. Broadway, Suite 2080, St. Louis, MO 63102.

TRUSTEES

Gerald R. Sparrow

Richard N. Priest

Donald D. Woodruff

OFFICERS

Gerald R. Sparrow, President, Chief Compliance Officer, Secretary and Treasurer

INVESTMENT ADVISOR

Sparrow Capital Management, Inc.

211 N. Broadway, Suite 2080

St. Louis, MO 63102

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen Fund Audit Services, Ltd.

1350 Euclid Ave., Suite 800

Cleveland, OH 44115

LEGAL COUNSEL

Thompson Hine LLP

41 S. High Street, 17th Floor

Columbus, OH  43215

CUSTODIAN

US Bank, N.A.

425 Walnut St.

Cincinnati, OH 45202

TRANSFER AGENT AND FUND ACCOUNTANT

Mutual Shareholder Services, LLC

8000 Town Centre Drive Suite 400

Broadview Heights, OH 44147

Additional information about the Trustees is available in the Fund's Statement of Additional Information which is available, without charge, upon request by calling (888) 727-3301.

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 4. Principal Accountant Fees and Services.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.   Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable – applies to closed-end funds only.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable – applies to closed-end funds only.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Companies and Affliliated Purchasers.  Not applicable – applies to closed-end funds only.

Item 10.  Submission of Matters to a Vote of Security Holders.  Not applicable – the registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11.  Controls and Procedures.

(a)

The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing of this report.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 11.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Filed herewith.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Sparrow Funds

By /s/ Gerald Sparrow

*Gerald Sparrow

President

Date May 6, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Gerald Sparrow

*Gerald Sparrow

President and Treasurer

Date May 6, 2014

* Print the name and title of each signing officer under his or her signature.